13F-HR

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 12/31/2005
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  3100 TOWER BOULEVARD, 7TH FLOOR
          DURHAM, NC 27707


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis			Durham, NC		02/08/2006
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 55
                                        ----------------------

Form 13F Information Table Value Total: 871,015
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Berkshire Hathaway - Cl. A                      084670108    29599      334 SH       Sole                      334
AFLAC                          COM              001055102    38619   831939 SH       Sole                   620203            211736
                                                             11286   243125 SH       Defined                243125
Berkshire Hathaway - Cl. A     COM              084670108    12318      139 SH       Sole                       24               115
                                                             10191      115 SH       Defined                   115
Berkshire Hathaway - Cl. B     COM              084670207    44763    15249 SH       Sole                    13393              1856
                                                             12954     4413 SH       Defined                  4413
Boston Scientific Corp.        COM              101137107    11004   449325 SH       Sole                   327675            121650
                                                              4234   172875 SH       Defined                172875
Cadbury Schweppes PLC-SP ADR   COM              127209302    36395   950506 SH       Sole                   719706            230800
                                                             14315   373850 SH       Defined                373850
Cendant Corp.                  COM              151313103    20041  1161826 SH       Sole                   912526            249300
                                                              5967   345925 SH       Defined                345925
Certegy                        COM              156880106    21577   531988 SH       Sole                   389388            142600
                                                              8970   221150 SH       Defined                221150
Comcast Class A Special        COM              20030N200    30601  1191175 SH       Sole                   864175            327000
                                                             10627   413650 SH       Defined                413650
Constellation Brands, Inc.     COM              21036P108    45624  1739392 SH       Sole                  1293767            445625
                                                             15908   606500 SH       Defined                606500
Diageo PLC-Sponsored ADR       COM              25243Q205    23702   406550 SH       Sole                   295050            111500
                                                              9990   171350 SH       Defined                171350
E. W. Scripps Co.              COM              811054204    41613   866583 SH       Sole                   643878            222705
                                                             16229   337970 SH       Defined                337970
                                                               720    15000 SH  CALL Sole                    15000
Entercom Communications Corp   COM              293639100    16379   552055 SH       Sole                   400155            151900
                                                              6366   214550 SH       Defined                214550
Equifax                        COM              294429105    23681   622862 SH       Sole                   435987            186875
                                                              9902   260450 SH       Defined                260450
Estee Lauder Companies-Cl A    COM              518439104     9502   283825 SH       Sole                   206325             77500
                                                              3641   108750 SH       Defined                108750
Harley Davidson Inc            COM              412822108     9508   184650 SH       Sole                   134150             50500
                                                              3584    69600 SH       Defined                 69600
IMS Health                     COM              449934108    35467  1423224 SH       Sole                  1057424            365800
                                                             13047   523550 SH       Defined                523550
Praxair Inc.                   COM              74005P104    10483   197950 SH       Sole                   143900             54050
                                                              4020    75900 SH       Defined                 75900
Time Warner, Inc.              COM              887317105    32413  1858546 SH       Sole                  1331296            527250
                                                             14169   812425 SH       Defined                812425
Tyco International Ltd.        COM              902124106    26701   925182 SH       Sole                   680982            244200
                                                              9936   344300 SH       Defined                344300
United Technologies Corp.      COM              913017109    26096   466758 SH       Sole                   336733            130025
                                                             10293   184100 SH       Defined                184100
Viacom Inc. - Class B          COM              925524308    24304   745513 SH       Sole                   526588            218925
                                                              8840   271175 SH       Defined                271175
Viacom Inc. - Class B When Iss COM              92553P201     8901   216300 SH       Sole                   153225             63075
                                                              3576    86900 SH       Defined                 86900
Washington Post Co. Class B    COM              939640108     1530     2000 SH       Sole                     2000
Willis Group Holdings Ltd      COM              G96655108    24428   661300 SH       Sole                   481525            179775
                                                              9421   255025 SH       Defined                255025
Zale Corp                      COM              988858106    31339  1246080 SH       Sole                   937780            308300
                                                             14178   563750 SH       Defined                563750
Columbia NC Intm Muni Bd - Z   ETF              19765J459      211 20128.000 SH      Sole                20128.000
I-Shares Russell 2000          ETF              464287655      811 12150.000 SH      Sole                12150.000
IShares Russell Mid Cap Index  ETF              464287499      586 6663.000 SH       Sole                 6663.000
IShares S&P 500 Index Fund     ETF              464287200      452 3625.000 SH       Sole                 3625.000